Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid Expense and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2012	2013

Advance to EMS providers	$9,565	$2,884
Value added taxes recoverable	2,248	2,486
Deposits	825	2,138
Rental receivable	638	1,120
Social insurance borne by employee	927	989
Staff advances	206	272
Other prepaid and current assets	136	222
Prepaid royalty fee	508	165
Prepaid testing and tooling fee	274	106
Capital contribution receivable from noncontrolling shareholders	53	54
Receivable for sale of testing equipment	298	—

	$15,678	$10,436